Cover	Jun. 01, 2022
Document Information [Line Items]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jun. 01, 2022
Entity File Number	001-40167
Entity Registrant Name	Tribe Capital Growth Corp I
Entity Central Index Key	0001831874
Entity Tax Identification Number	85-3901431
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	2700 19th Street
Entity Address, City or Town	San Francisco
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	94110
City Area Code	617
Local Phone Number	567-9955
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Unit [Member]
Document Information [Line Items]
Title of 12(b) Security	Units, each consisting of one share of Class A Common Stock and one-fourth of one Redeemable Warrant
Trading Symbol	ATVCU
Security Exchange Name	NASDAQ
Common Class A [Member]
Document Information [Line Items]
Title of 12(b) Security	Class A Common Stock, par value $0.0001 per share
Trading Symbol	ATVC
Security Exchange Name	NASDAQ
Warrant [Member]
Document Information [Line Items]
Title of 12(b) Security	Warrants, each exercisable for one share of Class A Common Stock $11.50 per share
Trading Symbol	ATVCW
Security Exchange Name	NASDAQ